Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Summary of Direct and Indirect Guarantees

36.1   Direct guarantees

				Assets Committed
	Debtor					Carrying	Outstanding balance as of			Guarantees released
Creditor of Guarantee	Company	Relationship	Type of Guarantee	Type	Currency	Amount	Currency	12-31-2018	12-31-2017	2018	Assets	2019	Assets	2020	Assets
Mitsubishi Corporation	Enel Generación Costanera	Creditor	Pledge	Combined cycle plant	ThUS$	7,692	ThUS$	54,460	53,161	—	—	—	—	—	—
Various Creditors	Enel Distribución Río S.A. (ex Ampla S.A.)	Creditor	Pledge on collection and others	Collection accounts	ThUS$	18,961	ThUS$	225,471	105,335	—	—	—	—	—	—
Various Creditors	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Creditor	Pledge on collection and others	Collection accounts	ThUS$	19,378	ThUS$	126,674	106,854	—	—	—	—	—	—
Banco Nacional de Desarrollo Económico y Social	Enel Cien	Creditor	Mortgage, pledge and others	Collection accounts	ThUS$	—	ThUS$	—	4,074	—	—	—	—	—	—
Various Creditors	CELG Distribución S.A.	Creditor	Pledge on collection and others	Collection accounts	ThUS$	24,783	ThUS$	101,507	154,954	—	—	—	—	—	—
Various Creditors	Enel Distribucion Sao Paulo	Creditor	Pledge on collection and others	Collection accounts	ThUS$	9,286	ThUS$	828,266	—
Banco Crédito del Perú	Enel Generacion Piura	Creditor	Mortgage	Collection accounts	ThUS$	18,371	ThUS$	37,824	48,443

As of December 31, 2018 and 2017, the carrying amount of property, plant and equipment pledged as security for liabilities is ThUS$7,692 and ThUS$26,156, respectively (see Note 19.e.ii). Enel Américas is joint and several co-signer of the local bonds of Enel Generación Chile, whose outstanding balance as of December 31, 2018 amounts to ThCh$329,260,529  (ThUS$474,439).

As of December 31, 2018, the Company had future energy purchase commitments amounting to ThUS$108,423,549  (ThUS$84,423,377 as of December 31, 2017).

36.2   Indirect guarantees

				Debtor			Outstanding balance as of
Type	Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2018	12-31-2017

Secured	Bonds Serie H	October 2028	Bondholders of Endesa Chile's Bonds	Enel Generación Chile S.A.	Entities demerged from original debtor Endesa Chile (codebtor Endesa Américas and after merger Enel Américas) (1)	Codebtor	ThUS$	78,925	96,857
Secured	Bonds Serie M	December 2029	Bondholders of Endesa Chile's Bonds	Enel Generación Chile S.A.	Entities demerged from original debtor Endesa Chile (codebtor Endesa Américas and after merger Enel Américas) (1)	Codebtor	ThUS$	394,987	431,524
Secured	DEBÊNTURES 9ª EMISSÃO (AMPL19)	December 2020	DEBENTURES	Enel Distribución Río	Enel Brasil	Codebtor	ThUS$	155,237	—
Secured	CITIBANK 4131 II	March 2021	CITIBANK	Enel Distribución Río	Enel Brasil	Codebtor	ThUS$	97,276	—
Secured	CITIBANK 4131 III	June 2019	CITIBANK	Enel Distribución Río	Enel Brasil	Codebtor	ThUS$	37,159	—
Secured	ITAÚ 4131	July 2021	ITAÚ	Enel Distribución Río	Enel Brasil	Codebtor	ThUS$	77,203	—
Secured	CITI 4131 FORTALEZA	April 2020	CITIBANK	Enel Generación Fortaleza	Enel Brasil	Codebtor	ThUS$	60,974	—
Secured	ITAÚ 4131 CELG - I	July 2020	ITAÚ BBA INTERNATIONAL PLC	Enel Distribución Goias (ex-CELG)	Enel Brasil	Codebtor	ThUS$	77,143	—
Secured	ITAÚ 4131 CELG - II	August 2020	ITAÚ BBA INTERNATIONAL PLC	Enel Distribución Goias (ex-CELG)	Enel Brasil	Codebtor	ThUS$	96,524	—
Secured	ITAÚ 4131 CELG - IV	February 2021	ITAÚ BBA INTERNATIONAL PLC	Enel Distribución Goias (ex-CELG)	Enel Brasil	Codebtor	ThUS$	31,011	—
Secured	ITAÚ 4131 CELG - V	January 2020	ITAÚ BBA INTERNATIONAL PLC	Enel Distribución Goias (ex-CELG)	Enel Brasil	Codebtor	ThUS$	41,264	—
Secured	NP 1ª Emissão	October 2019	ITAÚ UNIBANCO S.A.	Enel Distribución Goias (ex-CELG)	Enel Brasil	Codebtor	ThUS$	54,145	—
Secured	BNDES_FINAME_GIRO	May 2023	BNDES	Enel Distribución Goias (ex-CELG)	Enel Brasil	Codebtor	ThUS$	26,058	—
Secured	BNP PARIBAS 4131	November 2019	BNP PARIBAS- CREDIT AGREEMENT	Volta Grande	Enel Brasil	Codebtor	ThUS$	267,302	—
Secured	DEBÊNTURES - 23ª EMISSÃO - 1ª serie	September 2021	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Codebtor	ThUS$	185,268	—
Secured	DEBÊNTURES - 23ª EMISSÃO - 2ª série	September 2023	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Codebtor	ThUS$	367,520	—
Secured	DEBÊNTURES - 23ª EMISSÃO - 3ª serie	September 2025	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Codebtor	ThUS$	237,325	—
						Total		2,285,321	528,381

(1)Upon the demerger of the original issuer, Endesa Chile (currently Enel Generación Chile S.A.), and in accordance with the bond indenture, all entities arising from the demerger (i.e., Endesa Américas) are liable for the debt, regardless that the payment obligation remains in Enel Generación Chile S.A. After the Merger, the Company became liable for the obligations of Endesa Américas.